UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	CONSUMER DISCRETIONARY – 10.8%
260	Darden Restaurants, Inc.	$14,495
150	Genuine Parts Co.	9,155
340	Mattel, Inc.	12,063
235	McDonald's Corp.	21,561
		57,274

	CONSUMER STAPLES – 15.3%
345	Altria Group, Inc.	11,520
310	Coca-Cola Co.	11,758
255	H.J. Heinz Co.	14,267
170	Kimberly-Clark Corp.	14,583
180	Philip Morris International, Inc.	16,189
180	Procter & Gamble Co.	12,485
		80,802

	ENERGY – 10.3%
90	Chevron Corp.	10,490
120	Crescent Point Energy Corp.	5,301
455	Kinder Morgan, Inc.	16,162
115	Vermilion Energy, Inc.	5,425
480	Williams Cos., Inc.	16,786
		54,164

	FINANCIALS – 14.6%
225	Arthur J. Gallagher & Co.	8,060
155	Bank of Nova Scotia	8,497
55	BlackRock, Inc.	9,807
60	Canadian Imperial Bank of Commerce	4,691
170	Digital Realty Trust, Inc. - REIT	11,874
245	HCP, Inc.	10,898
195	Health Care REIT, Inc. - REIT	11,261
235	National Retail Properties, Inc. - REIT	7,168
125	Realty Income Corp. - REIT	5,111
		77,367

	HEALTH CARE – 14.8%
230	Abbott Laboratories	15,769
145	Baxter International, Inc.	8,738
420	Bristol-Myers Squibb Co.	14,175
205	GlaxoSmithKline PLC - ADR	9,479
185	Johnson & Johnson	12,748
130	Merck & Co., Inc.	5,863

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	HEALTH CARE (Continued)
185	Novartis A.G. - ADR	$11,333
		78,105

	INDUSTRIALS – 8.4%
250	Emerson Electric Co.	12,068
310	General Electric Co.	7,040
180	United Technologies Corp.	14,092
350	Waste Management, Inc.	11,228
		44,428

	INFORMATION TECHNOLOGY – 6.4%
305	Analog Devices, Inc.	11,953
165	Automatic Data Processing, Inc.	9,679
545	Intel Corp.	12,360
		33,992

	MATERIALS – 4.0%
100	Praxair, Inc.	10,388
375	RPM International, Inc.	10,702
		21,090

	TELECOMMUNICATION SERVICES – 4.6%
245	AT&T, Inc.	9,236
340	BCE, Inc.	14,940
		24,176

	UTILITIES – 6.6%
70	NextEra Energy, Inc.	4,923
345	ONEOK, Inc.	16,667
285	Southern Co.	13,136
		34,726

	TOTAL COMMON STOCKS (Cost $495,906)	506,124

	SHORT-TERM INVESTMENTS – 4.1%
21,721	Federated Treasury Obligations Fund, 0.01%	21,721

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,721)	21,721

	TOTAL INVESTMENTS – 99.9% (Cost $517,627)	$527,845
	Other Assets in Excess of Liabilities – 0.1%	632

	TOTAL NET ASSETS – 100.0%	$528,477

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund commenced investment operations on July 5, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Note 3 – Federal Income Taxes
At September 30, 2012, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

Cost of investments	$517,733

Gross unrealized appreciation	17,186
Gross unrealized depreciation	(7,074)

Net unrealized appreciation (depreciation)	$10,112

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$506,124	$-	$-	$506,124
Short-Term Investments	21,721	-	-	21,721
Total Investments	$527,845	$-	$-	$527,845

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	11/27/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	11/27/12